DISTRIBUTION OF PROFIT (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
DISTRIBUTION OF PROFIT
Percentage of after-tax profits required to be appropriated to general reserve fund	10.00%
General reserve as a percentage of registered capital up to which after-tax profit of PRC subsidiaries and VIEs could discontinue allocations to the general reserve fund	50.00%
Aggregate amounts of capital and statutory reserves restricted	¥ 13,109,939	¥ 7,367,536
Amount of non-distributable general reserve fund	¥ 55,333	¥ 15,712